Income Tax - Reconciliation between Actual Tax Expense and Calculated Tax Based on Accounting Profit at Applicable Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	¥ 8,874	¥ 7,661	¥ 6,118
Notional tax on profit before taxation, calculated at the rates applicable to profits in the tax jurisdictions concerned (Note 17(a))	2,179	1,857	1,482
Non-deductible expenses	9	4	3
Share of results of associates and joint ventures and other non-taxable income	(137)	(154)	(144)
Taxable temporary differences for which no deferred tax liabilities were recognized	(27)
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	26	48	23
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(72)	(39)	(18)
(Over)/under-provision in prior year	(2)	47	(41)
Others			(5)
Tax expense	¥ 1,976	¥ 1,763	¥ 1,300